Current Liabilities - Warrants Financial Liability (Details) - Schedule of Assumptions were Based on Observable Market Conditions - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Level 1 [Member] | Bottom of range [member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	$ 5	$ 5
Share price	0.13	0.367
Fair value per warrant	0.13	0.367
Level 1 [Member] | Top of range [member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	5.16	5.16
Share price	0.13	0.367
Fair value per warrant	0.13	0.367
Level 2 [Member] | Bottom of range [member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	0	0
Share price	$ 0.965	$ 1.27
Risk-free interest rate	4.30%	4.30%
Dividend yield	0.00%	0.00%
Fair value per warrant	$ 0.965	$ 1.27
Historical volatility	86.00%	86.00%
Level 2 [Member] | Top of range [member]
Schedule of Assumptions were Based on Observable Market Conditions [Line Items]
Exercise price	$ 1.55	$ 1.55
Share price	$ 0.965	$ 1.27
Risk-free interest rate	4.30%	4.30%
Dividend yield	0.00%	0.00%
Fair value per warrant	$ 0.406	$ 0.574
Historical volatility	86.00%	86.00%